Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
		(Unaudited)
Machinery and equipment	$6,608	$7,519
Building improvement	6,582	6,885
Land use rights	3,521	3,628
Office equipment, furniture and fixtures	1,965	2,077
Automobiles	486	521
Total	19,162	20,630
Less: accumulated depreciation	(11,303)	(12,318)
Property, plant and equipment, net	$7,859	$8,312

Depreciation expense was $704 and $750 for the six months ended June 30, 2025 and 2026, respectively.

As of December 31, 2025 and June 30, 2026, land use rights owned by Jiangxi Yibo, a subsidiary of the Company, with carrying values of $2,361 and $2,390, respectively, were pledged to secure short-term loans and bank acceptance notes payable from Bank of China Xinyu Branch and Agricultural Bank of China Xinyu Branch.